Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Perfor
ma
nce
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our principal executive officer(s) (“PEO(s)”) and Named Executive Officers (“NEOs”), with certain adjustments to reflect “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended March 31, 2026, 2025, 2024, 2023 and 2022, our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income (loss) and Adjusted EBITDA for each such fiscal year in accordance with SEC rules:

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for First PEO (Mr. Dankberg) ($)	Compensation Actually Paid to First PEO (Mr. Dankberg) ($) (1)(2)	Summary Compensation Table Total for Second PEO (Mr. Baldridge) ($)	Compensation Actually Paid to Second PEO (Mr. Baldridge) ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income (Loss) ($) (in thousands) (4)	Adjusted EBITDA ($) (in thousands) (5)(6)
2026	14,208,178	45,460,706	N/A	N/A	4,657,935	13,152,513	95.28	111.66	(34,086)	1,550,082
2025	7,882,902	2,075,420	N/A	N/A	3,323,121	1,304,729	21.68	102.98	(574,962)	1,546,970
2024	8,960,679	(1,818,672)	N/A	N/A	6,586,506	2,940,276	37.63	82.84	(1,068,904)	1,410,414
2023	6,996,915	(2,285,665)	4,854,625	(4,154,098)	2,211,338	312,927	70.40	81.98	1,084,806	583,170

(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	First PEO	Second PEO	Non-PEO NEOs
2026	Mark Dankberg	N/A	Garrett Chase, Girish Chandran, Craig Miller and Robert Blair
2025	Mark Dankberg	N/A	Garrett Chase, Shawn Duffy, Girish Chandran, James Dodd, Craig Miller, Evan Dixon and K. Guru Gowrappan
2024	Mark Dankberg	N/A	Shawn Duffy, K. Guru Gowrappan, Kevin Harkenrider, Craig Miller and Dave Ryan
2023	Mark Dankberg	Richard Baldridge	Shawn Duffy, Kevin Harkenrider, Craig Miller and Mark Miller
2022	N/A	Richard Baldridge	Mark Dankberg, Shawn Duffy, Kevin Harkenrider and Mark Miller

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2026, as adjusted as follows:

Adjustments(a)	PEO (Mr. Dankberg)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(10,305,390)	(2,915,192)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,746,596	4,559,250
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/(deduction) for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	22,441,183	5,712,097
Increase/(deduction) for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,370,139	1,138,423
COMPENSATION ACTUALLY PAID	45,460,706	13,152,513

(a)
Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for RSU awards, the closing price of a share of our common stock on the vesting date or applicable fiscal year end date, (2) for performance stock options and the TSR performance stock units, using a Monte Carlo simulation as of the applicable vesting date or applicable fiscal year end date which considered the likelihood of achieving the vesting conditions with respect to any relative TSR market condition, and (3) for performance stock units tied to financial performance, the closing price of a share of our common stock on the fiscal year end date multiplied by the probability of achievement as of such date. Assumptions used in the
Monte
-Carlo simulations performed for performance stock options provided for an average remaining contractual term assumption of 1.1 years, an average volatility assumption of 83.09% using the Company’s historical volatility, and an average risk-free interest rate 3.63%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. Assumptions used in the Black-Scholes model performed for performance stock options which have been earned provided for a remaining contractual term assumption ranging between 1.0 - 1.6 years, a volatility assumption ranging between 79.62% - 94.42% using the Company’s historical volatility, and a risk-free interest rate ranging between 3.57% - 3.62%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. Assumptions used in the Monte-Carlo simulations performed for TSR performance stock units provided for an average volatility assumption of 85.22% using the Company’s historical volatility and a risk-free interest rate of 3.68%, based on the yields of U.S. Treasury securities with maturities approximating the terms of the awards. For additional information on the valuation assumptions used in the calculation of these amounts, refer to note 8 to the financial statements included in our annual report on Form
10-K
for the fiscal year ended March 31, 2026, as filed with the SEC.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index (the “Peer Group”).

(4)
Represents net income (loss) attributable to Viasat, Inc. Net income (loss) attributable to Viasat, Inc. for fiscal years 2024, 2023 and 2022 includes net income (loss) from discontinued operations. Net income (loss) from continuing operations attributable to Viasat, Inc. would have been ($1,058.5) million, ($217.6) million and ($114.7) million for 2024, 2023 and 2022, respectively.

(5)
Adjusted EBITDA is a
non-GAAP
measure. We define Adjusted EBITDA as earnings before interest, income taxes, depreciation and amortization, as further adjusted to exclude certain non-cash items and non-recurring expenses such as stock-based compensation expense, acquisition and transaction related expenses, loss or gain on disposition of certain assets and/or related businesses, product lines or other similar investments, loss or gain on debt extinguishment, and nonrecurring impairment of satellites and networking assets. We use Adjusted EBITDA to evaluate our operating performance, to allocate resources and capital, to measure performance for incentive compensation programs and to evaluate future growth opportunities. An itemized reconciliation between net income (loss) attributable to Viasat, Inc. and Adjusted EBITDA for fiscal years 2026, 2025, 2024, 2023 and 2022 is set forth below.

	Fiscal Year Ended March 31, 2026	Fiscal Year Ended March 31, 2025	Fiscal Year Ended March 31, 2024	Fiscal Year Ended March 31, 2023	Fiscal Year Ended March 31, 2022
(In thousands)
GAAP net income (loss) attributable to Viasat, Inc.	$(34,086)	$(574,962)	$(1,068,904)	$1,084,806	$(15,534)
Provision for (benefit from) income taxes	116,223	(941)	(140,052)	474,574	(14,237)
Interest expense (income), net	154,401	338,024	304,140	7,297	28,887
Depreciation and amortization (3)	1,359,159	1,360,807	1,157,524	500,377	495,447
Stock-based compensation expense	81,070	80,385	83,631	84,459	86,808
Acquisition and transaction related expenses (1)	24,392	64,467	157,579	93,548	33,965
Ground network (FY25), satellite (FY24) impairment and related charges, net	—	169,400	905,496	—	—
Loss (gain) on extinguishment of debt, net	11,935	99,814	—	—	—
Other (income) expense, net	(163,012)	9,976	—	—	(4,118)
Loss (gain) on the Link-16 TDL Sale	—	—	11,000	(1,661,891)	—
Adjusted EBITDA (2)	$1,550,082	$ 1,546,970	$1,410,414	$ 583,170	$611,218

(1)	Costs typically consist of acquisition, integration, and disposition related costs.

(2)	Amounts include both continuing and discontinued operations , excluding the fourth quarter of fiscal year 2024 loss and the fourth quarter of fiscal year 2023 gain on the Link-16 TDL Sale.

(3)	Including amortization of capitalized cloud computing implementation costs.

(6)
Adjusted EBITDA for fiscal years 2024, 2023 and 2022 includes adjustments attributable to the
Link-16
TDL Business, which was sold to L3 Harris on January 3, 2023. Adjusted EBITDA from continuing operations, which would have excluded this business, would have been $1,410.4 million, $501.1 million and $475.8 million for 2024, 2023 and 2022, respectively.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Fiscal Year	First PEO	Second PEO	Non-PEO NEOs
2026	Mark Dankberg	N/A	Garrett Chase, Girish Chandran, Craig Miller and Robert Blair
2025	Mark Dankberg	N/A	Garrett Chase, Shawn Duffy, Girish Chandran, James Dodd, Craig Miller, Evan Dixon and K. Guru Gowrappan
2024	Mark Dankberg	N/A	Shawn Duffy, K. Guru Gowrappan, Kevin Harkenrider, Craig Miller and Dave Ryan
2023	Mark Dankberg	Richard Baldridge	Shawn Duffy, Kevin Harkenrider, Craig Miller and Mark Miller
2022	N/A	Richard Baldridge	Mark Dankberg, Shawn Duffy, Kevin Harkenrider and Mark Miller

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index (the “Peer Group”).
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2026, as adjusted as follows:

Adjustments(a)	PEO (Mr. Dankberg)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(10,305,390)	(2,915,192)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,746,596	4,559,250
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/(deduction) for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	22,441,183	5,712,097
Increase/(deduction) for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,370,139	1,138,423
COMPENSATION ACTUALLY PAID	45,460,706	13,152,513

Non-PEO NEO Average Total Compensation Amount	$ 4,657,935	$ 3,323,121	$ 6,586,506	$ 2,211,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,152,513	1,304,729	2,940,276	312,927
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2026, as adjusted as follows:

Adjustments(a)	PEO (Mr. Dankberg)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(10,305,390)	(2,915,192)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,746,596	4,559,250
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/(deduction) for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	22,441,183	5,712,097
Increase/(deduction) for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,370,139	1,138,423
COMPENSATION ACTUALLY PAID	45,460,706	13,152,513

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended March 31, 2026:

•	Revenue

•	Adjusted EBITDA

•	TSR Relative to the Russell 3000 Index

•	Stock Price

•	Free Cash Flow

•	Capital Expenditures

Total Shareholder Return Amount	$ 95.28	21.68	37.63	70.4
Peer Group Total Shareholder Return Amount	111.66	102.98	82.84	81.98
Net Income (Loss)	$ (34,086,000)	$ (574,962,000)	$ (1,068,904,000)	$ 1,084,806,000
Company Selected Measure Amount	1,550,082,000	1,546,970,000	1,410,414,000	583,170,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is a
non-GAAP
measure. We define Adjusted EBITDA as earnings before interest, income taxes, depreciation and amortization, as further adjusted to exclude certain non-cash items and non-recurring expenses such as stock-based compensation expense, acquisition and transaction related expenses, loss or gain on disposition of certain assets and/or related businesses, product lines or other similar investments, loss or gain on debt extinguishment, and nonrecurring impairment of satellites and networking assets. We use Adjusted EBITDA to evaluate our operating performance, to allocate resources and capital, to measure performance for incentive compensation programs and to evaluate future growth opportunities. An itemized reconciliation between net income (loss) attributable to Viasat, Inc. and Adjusted EBITDA for fiscal years 2026, 2025, 2024, 2023 and 2022 is set forth below.

	Fiscal Year Ended March 31, 2026	Fiscal Year Ended March 31, 2025	Fiscal Year Ended March 31, 2024	Fiscal Year Ended March 31, 2023	Fiscal Year Ended March 31, 2022
(In thousands)
GAAP net income (loss) attributable to Viasat, Inc.	$(34,086)	$(574,962)	$(1,068,904)	$1,084,806	$(15,534)
Provision for (benefit from) income taxes	116,223	(941)	(140,052)	474,574	(14,237)
Interest expense (income), net	154,401	338,024	304,140	7,297	28,887
Depreciation and amortization (3)	1,359,159	1,360,807	1,157,524	500,377	495,447
Stock-based compensation expense	81,070	80,385	83,631	84,459	86,808
Acquisition and transaction related expenses (1)	24,392	64,467	157,579	93,548	33,965
Ground network (FY25), satellite (FY24) impairment and related charges, net	—	169,400	905,496	—	—
Loss (gain) on extinguishment of debt, net	11,935	99,814	—	—	—
Other (income) expense, net	(163,012)	9,976	—	—	(4,118)
Loss (gain) on the Link-16 TDL Sale	—	—	11,000	(1,661,891)	—
Adjusted EBITDA (2)	$1,550,082	$ 1,546,970	$1,410,414	$ 583,170	$611,218

(1)	Costs typically consist of acquisition, integration, and disposition related costs.

(2)	Amounts include both continuing and discontinued operations , excluding the fourth quarter of fiscal year 2024 loss and the fourth quarter of fiscal year 2023 gain on the Link-16 TDL Sale.

(3)	Including amortization of capitalized cloud computing implementation costs.

Measure:: 3
Pay vs Performance Disclosure
Name	TSR Relative to the Russell 3000 Index
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Capital Expenditures
Richard Baldridge [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,854,625
PEO Actually Paid Compensation Amount				$ (4,154,098)
PEO Name				Richard Baldridge	Richard Baldridge
Mark Dankberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,208,178	$ 7,882,902	$ 8,960,679	$ 6,996,915
PEO Actually Paid Compensation Amount	$ 45,460,706	$ 2,075,420	$ (1,818,672)	$ (2,285,665)
PEO Name	Mark Dankberg	Mark Dankberg	Mark Dankberg	Mark Dankberg
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,746,596
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,441,183
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,370,139
PEO | Deduction for Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,305,390)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,559,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,712,097
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,138,423
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,915,192)